--------------------------------------------------------------------------------
THE STRONG
INDEX 500 FUND

SEMI-ANNUAL REPORT o AUGUST 31, 1997


                           [PHOTO OF FAMILY WALKING]


                                 [STRONG LOGO]
                                  STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

--------------------------------------------------------------------------------
                                         [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

--------------------------------------------------------------------------------
                                                              [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

--------------------------------------------------------------------------------
                                 [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

--------------------------------------------------------------------------------
                                            [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

--------------------------------------------------------------------------------
                                               [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

--------------------------------------------------------------------------------
              [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

--------------------------------------------------------------------------------
                                                        [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

--------------------------------------------------------------------------------
                                                   [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

--------------------------------------------------------------------------------
THE STRONG
INDEX 500 FUND

SEMI-ANNUAL REPORT o AUGUST 31, 1997



                                TABLE OF CONTENTS


INVESTMENT REVIEW
     The Index 500 Fund ...................................................2


FINANCIAL INFORMATION--STRONG INDEX 500 FUND
     Statement of Assets and Liabilities ..................................4

     Statement of Operations ..............................................4

     Statement of Changes in Net Assets ...................................5

     Notes to Financial Statements ........................................5

     Financial Highlights .................................................6


FINANCIAL INFORMATION--MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER
     PORTFOLIO
     Schedule of Investments in Securities ................................7

     Statement of Assets and Liabilities .................................12

     Statement of Operations .............................................12

     Statement of Changes in Net Assets ..................................13

     Notes to Financial Statements .......................................14

THE STRONG INDEX 500 FUND


THIS FUND IS DESIGNED TO PROVIDE INVESTORS WITH BROAD EXPOSURE TO THE LARGE-CAPITALIZATION SECTOR OF THE U.S. MARKET.

The Strong Index 500 Fund seeks to replicate, as closely as practical (before fees and expenses), the market capitalization-weighted total return of the Standard & Poor's 500 Index.(R)* The Fund is designed to provide investors with broad exposure to the large-capitalization sector of the U.S. market. As such, it represents more than 70% of overall U.S. stock market valuation. This allows investors wide diversification, and serves as a complement to actively managed funds.


NEW RECORDS FOR THE S&P 500 INDEX

Economic  conditions  have  remained  favorable  for  U.S.  equities  since  the inception of the Strong Index 500 Fund. A 30-year low for inflation, unemployment at its lowest level since 1973, and unchanged short-term interest rates combined to sustain a strong equities market. The S&P 500 Index set record highs several times this year, closing just under 900 on August 31, 1997. The Strong Index 500 Fund returned 13.20% from its inception on May 1, 1997 through August 31, 1997.(1)


MARKET CONDITIONS IN 1997

The U.S. equity market, as measured by the S&P 500 Index, returned 20.58% for the first half of 1997. This half-year return almost matches the 22.95% return posted for the entire 1996 calendar year. During the year, growth stocks in the S&P 500 Index outperformed the value stocks, returning 24.49% versus 16.49%, respectively. The high returns of the first half were largely concentrated in the second quarter, as the market responded to the reporting of healthy first-quarter earnings which were 19% above those of the previous year. August experienced substantial volatility with the market down 5.60% for the month. Overall, however, performance for the period remained positive.


ADDITIONS AND DELETIONS TO THE S&P 500 INDEX IN 1997

A deletion and subsequent addition to the S&P 500 Index is usually the result of a corporate action (e.g. mergers, restructurings, tenders) which causes a vacancy in the S&P 500 Index. Standard & Poor's will occasionally remove a name due to lack of representation or other factors. Following are the list of additions and deletions to the S&P 500 Index year-to-date through August 1997:


ADDITIONS:
    Healthsouth Corp.
    Conseco Inc.
    Parametric Technology
    Adobe Systems
    Cardinal Health, Inc.
    Charles Schwab
    Countrywide Credit Industries
    Equifax Inc.
    Washington Mutual, Inc.
    SunAmerica Inc.
    NextLevel Systems
    Apache Corp.
    Anadarko Petroleum
    Owens Illinois
    Progressive Corp.
    Huntington Bancshares
    Mirage Resorts
    Fort James Corp.
    State Street Corp.
    ClearChannel Communications

DELETIONS:
    Boatmen's Bancshares
    Alexander & Alexander Services Inc.
    Pacific Telesis
    Santa Fe Pacific Gold
    Conrail Inc.
    Morgan Stanley
    USLIFE Corp.
    PanEnergy Corp.
    Great Western Financial
    Giddings & Lewis
    General Instrument
    Intergraph Corp.
    Santa Fe Energy Resources
    US Bancorp
    McDonnell Douglas
    Ensearch Corp.
    NorAm Energy
    James River
    Nynex Corp.
    Tandem Computers

Thank you for your investment in the Strong Index 500 Fund. We look forward to serving your investment needs in the future.

================================================================================
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
                             From 5-1-97 to 8-31-97
================================================================================

[GRAPH]
                                                     Lipper S & P 500
                THE STRONG         S & P 500         Index Objective
              INDEX 500 FUND    Stock Index (R)*       Funds Index*

4-97              10,000             10,000               10,000
5-97              10,640             10,642               10,644
6-97              11,110             11,119               11,117
7-97              11,991             12,003               12,001
8-97              11,320             11,331               11,327

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index(R)("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

================================================================================

                                                  ==============================
                                                         TOTAL RETURN(1)
                                                          As of 8-31-97
                                                  ==============================

                                                    Since Inception   13.20%
                                                        (on 5-1-97)
                                                  ==============================

--------------------------------------------------------------------------------
* The S&P 500 Stock Index(R) is an unmanaged index generally representative of the U.S. stock market, without regard to company size. The Lipper S&P 500 Index Objective Funds Index is an equally-weighted performance index of the largest funds in this Lipper category. Source of the S&P index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Total return is not annualized and measures aggregate change in the value of an investment in the Fund, assuming reinvestment of dividends.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997 (Unaudited)


ASSETS:
   Investment in S & P 500 Portfolio, at Value (Note 2)         $11,605,453
   Other Assets                                                      20,148
                                                                 ----------
   Total Assets                                                  11,625,601

LIABILITIES:
   Accrued Operating Expenses and Other Liabilities                  11,751
                                                                -----------
NET ASSETS                                                      $11,613,850
                                                                ===========

NET ASSETS CONSIST OF:
   Capital Stock (par value and paid-in capital)                $11,474,088
   Undistributed Net Investment Income                               28,498
   Undistributed Net Realized Gain                                   94,169
   Net Unrealized Appreciation                                       17,095
                                                                -----------
   Net Assets                                                   $11,613,850
                                                                ===========

Capital Shares Outstanding (Unlimited Number Authorized)          1,026,913

NET ASSET VALUE PER SHARE                                            $11.31
                                                                     ======



STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period Ended August 31, 1997 (Unaudited)

INVESTMENT INCOME:
   Income Allocated from S & P 500 Portfolio, Net                    $ 41,536

EXPENSES:
   Custodian Fees                                                         606
   Shareholder Servicing Costs                                          6,479
   Reports to Shareholders                                                808
   Federal and State Registration Fees                                  4,562
   Administration Fee                                                   1,028
   Other                                                                1,375
                                                                     --------
   Total Expenses before Waivers                                       14,858
   Voluntary Expense Waivers by Advisor                                (7,063)
                                                                     --------
   Expenses, Net                                                        7,795
                                                                     --------
NET INVESTMENT INCOME                                                  33,741

REALIZED AND UNREALIZED GAIN (LOSS) FROM S & P 500 PORTFOLIO:
   Net Realized Gain on:
      Investments                                                      13,526
      Futures Contracts, Options and Forward Foreign
        Currency Contracts                                             80,643
                                                                     --------
      Net Realized Gain                                                94,169
   Change in Unrealized Appreciation/Depreciation on:
      Investments                                                      96,677
      Futures Contracts, Options and Forward Foreign
        Currency Contracts                                            (79,581)
                                                                     --------
      Net Change in Unrealized Appreciation/Depreciation               17,096
                                                                     --------
NET GAIN                                                              111,265
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $145,006
                                                                     ========

                       See notes to financial statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED
                                                                 AUGUST 31, 1997
                                                                 ---------------
                                                                   (UNAUDITED)
OPERATIONS:
   Net Investment Income                                          $    33,741
   Net Realized Gain                                                   94,169
   Change in Unrealized Appreciation/Depreciation                      17,096
                                                                   ----------
   Increase in Net Assets Resulting from Operations                   145,006

DISTRIBUTIONS:
   From Net Investment Income                                          (5,243)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                       12,072,337
   Proceeds from Reinvestment of Dividends                              4,790
   Payment for Shares Redeemed                                       (603,040)
                                                                   ----------
   Increase in Net Assets from Capital Share Transactions          11,474,087
                                                                   ----------
TOTAL INCREASE IN NET ASSETS                                       11,613,850

NET ASSETS:
   Beginning of Period                                                     __
                                                                  -----------
   End of Period                                                  $11,613,850
                                                                  ===========

TRANSACTIONS IN SHARES OF THE FUND:
   Shares Sold                                                      1,079,240
   Shares Issued in Reinvestment of Distributions                         426
   Shares Redeemed                                                    (52,753)
                                                                    ---------
   Net Increase                                                     1,026,913
                                                                    =========


                       See notes to financial statements.


STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
August 31, 1997 (Unaudited)

1.   ORGANIZATION
     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940. The Fund invests all of its assets in the S & P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund.
     Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 1997 (Unaudited)

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- The Fund records its investment in the Master Portfolio at value. Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Accounting for Investments -- The Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio. All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc., the Fund's shareholder servicing agent and transfer and dividend-disbursing agent. Expenses incurred by the Master Portfolio with respect to any two or more Funds or series are allocated pro rata.

     (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. ("SCMI"), the Fund's transfer agent and dividend-disbursing agent, provides shareholder recordkeeping and related services to the Fund. Fees for these services are based on contractually established rates for each open and closed shareholder account. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders.





STRONG INDEX 500 FUND
---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                  SELECTED PER-SHARE DATA (a)
                    -------------------------------------------------------------------------------------------
                                  INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                                --------------------------------------   -------------------------


                    Net Asset               Net Realized       Total                                  Net Asset
                      Value,       Net     and Unrealized      from       From Net                     Value,
                    Beginning   Investment    Gains on      Investment   Investment      Total         End of
                    of Period     Income     Investments    Operations     Income    Distributions     Period

August 31, 1997 (b)   $10.00      $0.04        $1.28           $1.32      ($0.01)       ($0.01)        $11.31


STRONG INDEX 500 FUND (Continued)
--------------------------------------------------------------------------------
                                        RATIOS AND SUPPLEMENTAL DATA
                     -----------------------------------------------------------

                                 Net                    Ratio of    Ratio of Net
                               Assets,     Ratio of    Expenses to    Investment
                               End of      Expenses    Average Net      Income
                      Total  Period (In   to Average  Assets Without  to Average
                     Return  Thousands)   Net Assets     Waivers      Net Assets

August 31, 1997 (b)  +13.2%    $11,614       0.4%*         0.7%*         1.6%*



*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from May 1, 1997 (inception) to August 31, 1997. (Unaudited) Total return is not annualized.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                              August 31, 1997 (Unaudited)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 94.83%
AEROSPACE & DEFENSE 2.26%
Allied Signal Inc                                   74,166  $ 6,123,330
Boeing Co                                          260,084   14,158,323
Briggs & Stratton Corp                               7,364      355,773
General Dynamics Corp                               16,302    1,298,047
Lockheed Martin Corp                                50,650    5,251,772
Northrop Grumman Corp                               17,353    2,031,386
Raytheon Co                                         61,931    3,406,205
Rockwell International Corp                         55,565    3,333,900
Textron Inc                                         43,204    2,692,149
United Technologies Corp                            62,070    4,845,339
                                                          -------------
                                                             43,496,224
AIRLINES 0.30%
AMR Corp+                                           23,820    2,399,865
Delta Air Lines Inc                                 19,212    1,661,838
Southwest Airlines Co                               37,812    1,058,736
USAir Group Inc+                                    20,465      698,368
                                                          -------------
                                                              5,818,807
APPAREL 0.54%
CVS Corp                                            43,706    2,463,926
Fruit of the Loom Inc Class A+                      19,727      527,697
Liz Claiborne Inc                                   18,235      812,597
Nike Inc Class B                                    75,522    4,030,987
Reebok International Ltd                            14,722      646,848
Russell Corp                                         9,786      278,901
Stride Rite Corp                                    12,732      151,193
VF Corp                                             16,759    1,481,077
                                                          -------------
                                                             10,393,226
AUTO PARTS & EQUIPMENT 0.86%
Cooper Tire & Rubber Co                             20,858      524,057
Dana Corp                                           26,954    1,241,569
Deluxe Corp                                         21,538      709,408
Eaton Corp                                          20,211    1,820,253
Echlin Inc                                          16,338      605,527
Genuine Parts Co                                    47,120    1,454,830
Goodyear Tire & Rubber Co                           40,790    2,513,684
Illinois Tool Works Inc                             65,046    3,146,600
ITT Industries Inc                                  30,933      974,390
Navistar International Corp+                        18,868      468,162
PACCAR Inc                                          20,752      983,126
Pep Boys-Manny Moe & Jack                           15,844      419,866
TRW Inc                                             32,542    1,696,252
                                                          -------------
                                                             16,557,724
AUTOMOBILES 1.65%
Chrysler Corp                                      180,046    6,324,116
Ford Motor Co                                      312,114   13,420,902
General Motors Corp Class A                        190,864   11,976,716
                                                          -------------
                                                             31,721,734
BANK & FINANCE 10.90%
Ahmanson (H F) & Co                                 26,954    1,367,916
American Express Corp                              123,706    9,618,142
Banc One Corp                                      150,500    8,070,563
Bank of New York Inc                               102,066    4,554,695
BankAmerica Corp                                   185,654   12,218,354
BankBoston Corp                                     38,863    3,230,487
Bankers Trust Corp                                  20,887    2,167,026
Barnett Banks Inc                                   51,936    3,538,140
Beneficial Corp                                     14,046    1,005,167
Chase Manhattan Bank                               112,768   12,538,392
Citicorp                                           121,277   15,477,977
Comerica Inc                                        27,557    1,951,380
CoreStates Financial Corp                           53,989    3,320,324
Countrywide Credit Industries Inc                   27,183      915,727
Equifax Inc                                         39,307    1,157,100
Federal Home Loan Mortgage Corp                    181,556    5,911,917
Federal National Mortgage Assoc                    277,764   12,221,616
Fifth Third Bancorp                                 41,442    2,424,357
First Chicago NBD Corp                              81,740    5,864,845
First Union Corp                                   149,866    7,202,935
Fleet Financial Group Inc                           68,651    4,423,699
Golden West Financial                               15,003    1,234,934
Green Tree Financial Inc                            35,659    1,566,767
Household International Inc                         27,808    3,084,950
Huntington Bancshares Inc                           41,460    1,342,268
Keycorp                                             58,609    3,553,171
MBNA Corp                                           87,500    3,363,281
Mellon Bank Corp                                    67,640    3,255,175
Merrill Lynch & Co Inc                              86,584    5,324,916
MGIC Investment Corp                                30,836    1,551,436
Morgan (J P) & Co Inc                               48,220    5,171,595
Morgan Stanley Dean Witter                         149,975    7,217,552
National City Corp                                  58,093    3,282,255
NationsBank Corp                                   191,131   11,348,403
Norwest Corp                                        97,863    5,621,006
PNC Bank Corp                                       83,894    3,628,416
Republic New York Corp                              14,195    1,519,752
Ryder System Inc                                    20,749      740,480
Salomon Inc                                         28,274    1,692,906
Schwab (Charles) Corp                               45,695    1,939,182
State Street Corp                                   42,422    2,115,797
SunTrust Banks Inc                                  58,107    3,631,688
U.S. Bancorp                                        64,357    5,635,260
Wachovia Corp                                       42,429    2,641,205
Washington Mutual Inc                               65,447    3,918,639
Wells Fargo & Co                                    23,386    5,945,891
                                                          -------------
                                                            209,507,684
BASIC INDUSTRIES 2.14%
ASARCO Inc                                          10,889      334,837
Avery-Dennison Corp                                 26,778    1,099,572
Baker Hughes Inc                                    43,076    1,825,346
Bemis Co                                            13,894      610,468
Boise Cascade Corp                                  12,707      502,721
Champion International Corp                         25,088    1,484,896
Cyprus Amax Minerals                                24,186      610,697
Dover Corp                                          29,349    2,026,915
Echo Bay Mines Ltd                                  35,315      178,782
Fort James Corp                                     49,215    2,067,030
Georgia-Pacific Corp                                23,864    2,177,590
Harnischfeger Industries Inc                        12,582      504,853
Homestake Mining Co                                 37,488      524,832
Ikon Office Solutions Inc                           34,462      896,012
Inco Ltd                                            43,186    1,168,721
Louisiana-Pacific Corp                              28,410      628,571
Mead Corp                                           13,606      965,176
Minnesota Mining & Manufacturing Co                108,986    9,795,117
NACCO Industries Inc Class A                         2,067      178,279
Newmont Mining Corp                                 40,583    1,717,168
Potlatch Corp                                        7,332      342,313
Stone Container Corp                                25,264      435,804
Union Camp Corp                                     18,068    1,071,658
Westinghouse Electric Corp                         166,405    4,284,929
Westvaco Corp                                       26,655      902,938
Weyerhauser Co                                      51,742    2,988,101
Whitman Corp                                        26,673      653,489
Willamette Industries Inc                           14,510    1,157,173
                                                          -------------
                                                             41,133,988
BEVERAGES 3.17%
Anheuser-Busch Inc                                 129,910    5,537,414
Coca-Cola Co                                       648,966   37,193,864
Coors (Adolph) Co Class B                            9,681      356,987
Pepsico Inc                                        401,221   14,443,956
Seagrams Co Ltd                                     97,005    3,389,112
                                                          -------------
                                                             60,921,333

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                  August 31, 1997 (Unaudited)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT       VALUE
--------------------------------------------------------------------------------
BROADCASTING 0.40%
Kingworld Productions                                9,583  $   380,924
Tele-Communications Inc Class A                    173,803    3,041,553
Tribune Co                                          32,142    1,589,020
Viacom Inc Class B+                                 92,151    2,729,973
                                                          -------------
                                                              7,741,470
BUILDING MATERIALS & SERVICES 0.59%
Cooper Industries Inc                               30,927    1,648,796
Corning Inc                                         60,063    3,175,831
Owens Corning Fiberglass Corp                       13,902      563,900
Owens Illinois Inc+                                 35,927    1,250,709
PPG Industries Inc                                  47,067    2,965,221
Snap-On Inc                                         15,901      667,842
Stanley Works                                       23,248      989,493
                                                          -------------
                                                             11,261,792
BUSINESS SERVICES 0.24%
Ecolab Inc                                          17,111      771,064
Waste Management Inc                               118,597    3,795,104
                                                          -------------
                                                              4,566,168
CHEMICALS 2.67%
Air Products & Chemicals Inc                        28,699    2,340,762
Clorox Co                                           13,479    1,769,119
Dow Chemical Co                                     60,962    5,395,137
Du Pont (E I) De Nemours                           295,418   18,408,234
Eastman Chemical Co                                 20,428    1,221,850
FMC Corp+                                            9,754      810,192
Goodrich (B F) Co                                   14,085      593,331
Grace (W R) Co                                      18,908    1,301,107
Great Lakes Chemical Corp                           15,575      724,238
Hercules Inc                                        26,272    1,357,934
International Flavor & Fragrances                   28,581    1,461,204
Monsanto Co                                        154,536    6,789,926
Morton International Inc                            36,524    1,214,423
Nalco Chemical Co                                   17,231      689,240
Praxair Inc                                         41,149    2,198,900
Rohm & Haas Co                                      16,479    1,578,894
Rubbermaid Inc                                      39,222      980,550
Sigma-Aldrich Corp                                  26,188      854,384
Union Carbide Corp                                  32,926    1,689,515
                                                          -------------
                                                             51,378,940
COMPUTER SOFTWARE 4.26%
3Com Corp+                                          86,937    4,341,416
Adobe Systems Inc                                   18,752      738,360
Autodesk Inc                                        12,484      546,175
Automatic Data Processing                           76,700    3,494,644
Bay Networks Inc+                                   51,983    1,838,899
Computer Associates International Inc               95,122    6,361,284
Computer Sciences Corp+                             20,024    1,489,285
First Data Corp                                    117,506    4,825,090
Microsoft Corp                                     313,700   41,467,219
Netscape Communications Corp+                          173        6,868
Novell Inc+                                         90,652      849,863
Oracle Systems Corp                                256,578    9,782,036
Parametric Technology Corp+                         33,322    1,547,390
Sun Microsystems Inc                                96,608    4,637,184
                                                          -------------
                                                             81,925,713
COMPUTER SYSTEMS 4.76%
Amdahl Corp+                                        30,939      380,936
Apple Computer Inc+                                 33,012      718,011
Cabletron Systems Inc                               40,822    1,234,866
Ceridian Corp+                                      21,046      727,402
Cisco Systems Inc+                                 173,615   13,086,231
Cognizant Corp                                      43,697    1,835,274
Compaq Computer Corp                               179,670   11,768,385
Data General Corp+                                  12,298      441,959
Dell Computer Corp                                  87,752    7,201,149
Digital Equipment Corp+                             40,309    1,733,287
EMC Corp+                                           64,274    3,298,060
Harris Corp                                         10,422      908,017
Hewlett-Packard Co                                 266,088   16,314,521
International Business Machine Corp                259,982   26,225,684
Seagate Technology Inc                              64,005    2,444,191
Shared Medical System Corp                           7,489      366,961
Silicon Graphics Inc+                               46,194    1,267,448
Tandem Computers Inc+                               30,095    1,023,230
Unisys Corp+                                        44,667      505,295
                                                          -------------
                                                             91,480,907
CONTAINER & PACKAGING 0.51%
Ball Corp                                            7,865      258,562
Crown Cork & Seal Co                                33,582    1,708,484
International Paper Co                              78,745    4,153,799
Temple-Inland Inc                                   14,601      941,765
Tenneco Inc                                         44,682    2,169,870
Tupperware Corp                                     15,867      532,536
                                                          -------------
                                                              9,765,016
ELECTRICAL EQUIPMENT 3.69%
Aeroquip-Vickers Inc                                 7,125      398,109
General Electric Co                                858,732   53,670,750
Grainger ( W W) Inc                                 13,546    1,203,054
Masco Corp                                          42,140    1,872,596
Motorola Inc                                       155,603   11,417,370
National Service Industries Inc                     12,083      534,673
Raychem Corp                                        11,526    1,072,638
Thomas & Betts Corp                                 14,128      791,168
                                                          -------------
                                                             70,960,358
ELECTRONICS 4.20%
Advanced Micro Devices+                             36,657    1,372,346
AMP Inc                                             57,420    2,871,000
Applied Materials Inc+                              47,294    4,463,371
EG&G Inc                                            12,101      257,146
Emerson Electric Co                                116,630    6,378,203
General Semiconductor Inc                            6,286       88,783
General Signal Corp                                 13,174      571,422
Honeywell Inc                                       33,272    2,299,927
Intel Corp                                         428,748   39,498,410
Johnson Controls Inc                                21,896    1,044,166
LSI Logic Corp+                                     37,017    1,191,485
Micron Technology Inc+                              54,893    2,446,169
National Semiconductor+                             36,793    1,260,160
Nextlevel Systems Inc+                              38,322      768,835
Perkin-Elmer Corp                                   11,306      836,644
Pitney Bowes Inc                                    38,221    2,919,129
Tektronix Inc                                        8,695      483,116
Texas Instruments Inc                               49,937    5,674,092
Xerox Corp                                          84,579    6,385,715
                                                          -------------
                                                             80,810,119
ENERGY & RELATED 9.06%
Amerada Hess Corp                                   24,279    1,411,217
Amoco Corp                                         129,438   12,239,981
Anadarko Petroleum Corp                             15,564    1,142,981
Apache Corp                                         23,598      936,546
Ashland Inc                                         19,426      973,728
Atlantic Richfield Corp                             84,282    6,321,150
Burlington Resources Inc                            32,684    1,654,628
Chevron Corp                                       171,067   13,247,001
Coastal Corp                                        27,589    1,593,265
Columbia Gas System Inc                             14,586      962,676
Consolidated Natural Gas Co                         24,953    1,473,787
Dresser Industries Inc                              46,018    1,921,252
Eastern Enterprises                                  5,235      186,824
Enron Corp                                          79,990    3,084,614
Exxon Corp                                         650,050   39,774,934
Halliburton Co                                      66,012    3,152,073
Helmerich & Payne Inc                                6,485      458,003
Kerr--McGee Corp                                    12,431      772,276
Louisiana Land & Exploration Co                      8,809      674,439

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                  August 31, 1997 (Unaudited)
                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------
Mobil Corp                                         205,922 $ 14,980,826
NICOR Inc                                           12,722      461,968
Occidental Petroleum Corp                           86,203    2,020,383
ONEOK Inc                                            6,911      223,744
Oryx Energy Co+                                     27,520      727,560
Pacific Enterprises Co                              21,831      719,059
Pennzoil Co                                         12,264      946,628
Peoples Energy Corp                                  8,954      337,454
Phillips Petroleum Co                               69,090    3,286,093
Rowan Co Inc+                                       22,436      670,276
Royal Dutch Petroleum Corp                         561,372   28,489,629
Schlumberger Ltd                                   129,218    9,844,796
Sonat Offshore Drilling Co                          22,592    1,125,364
Sun Co Inc                                          19,224      747,333
Texaco Inc                                          68,875    7,937,844
Union Pacific Resources Group                       66,275    1,656,875
Unocal Corp                                         65,202    2,546,953
USX--Marathon Group                                 75,192    2,448,440
Western Atlas Inc+                                  14,096    1,117,108
Williams Co Inc                                     41,352    1,925,453
                                                          -------------
                                                            174,195,161
ENGINEERING & CONSTRUCTION 0.18%
Armstrong World Industries Inc                      10,524      720,236
Centex Corp                                          7,343      399,276
Fleetwood Enterprises Inc                            9,037      281,277
Fluor Corp                                          22,042    1,237,107
Foster Wheeler Corp                                 10,629      485,612
Kaufman & Broad Home Corp                            9,868      197,360
Pulte Corp                                           5,881      215,392
                                                          -------------
                                                              3,536,260
ENTERTAINMENT & LEISURE 1.61%
Brunswick Corp                                      25,942      791,231
Disney (Walt) Co                                   176,707   13,573,306
Harrah's Entertainment Inc+                         26,336      590,914
Hasbro Inc                                          33,162      891,215
Mattel Inc                                          76,141    2,545,965
Mirage Resorts Inc+                                 46,036    1,234,340
Polaroid Corp                                       11,662      615,899
Time Warner Inc                                    146,333    7,536,150
U.S. West Media Group+                             158,245    3,164,900
                                                          -------------
                                                             30,943,920
ENVIRONMENTAL CONTROL 0.12%
Browning-Ferris Industries Inc                      55,567    1,941,372
Safety-Kleen Corp                                   14,867      300,128
                                                          -------------
                                                              2,241,500
FOOD & RELATED 3.90%
Albertson's Inc                                     65,465    2,250,359
American Stores Co                                  71,074    1,683,565
Archer-Daniels-Midland Co                          148,430    3,209,789
Brown-Forman Corp Class B                           18,024      869,658
Campbell Soup Co                                   121,636    5,640,870
ConAgra Inc                                         62,505    4,019,853
CPC International Inc                               37,406    3,333,810
Darden Restaurants Inc                              40,772      410,268
Fleming Co Inc                                       9,712      183,314
General Mills Inc                                   42,086    2,698,765
Giant Food Inc Class A                              15,286      496,795
Great Atlantic & Pacific Tea Co                      9,783      245,186
Harcourt General Inc                                18,488      879,336
Heinz (H J) Co                                      95,963    3,994,460
Hershey Foods Corp                                  39,298    2,097,531
Kellogg Co                                         109,678    4,908,091
Kroger Co                                           66,314    1,997,709
McDonald's Corp                                    180,526    8,541,136
Pioneer Hi Bred International Inc                   21,510    1,843,138
Quaker Oats Co                                      35,792    1,682,224
Ralston-Purina Group                                27,735    2,496,150
Sara Lee Corp                                      125,773    5,062,363
Super Value Inc                                     16,966      665,916
Sysco Corp                                          45,573    1,617,842
Unilever NV (Netherlands)                           41,867    8,425,734
UST Inc                                             47,789    1,379,907
Wendy's International Inc                           34,276      824,766
Winn-Dixie Stores Inc                               38,610    1,300,674
Wrigley (W M) Jr Co                                 30,396    2,203,710
                                                          -------------
                                                             74,962,919
FURNITURE & APPLIANCES 0.10%
Maytag Corp                                         25,607      702,592
Whirlpool Corp                                      19,476    1,115,001
                                                          -------------
                                                              1,817,593
HEALTHCARE 0.39%
Cardinal Health Inc                                 28,378    1,880,043
Healthsouth Corp                                    89,454    2,230,759
St Jude Medical Inc+                                23,956      911,825
United Healthcare Corp                              48,694    2,367,746
                                                          -------------
                                                              7,390,373
HOSPITAL & MEDICAL SUPPLIES 2.48%
Bard (C R) Inc                                      14,633      504,839
Bausch & Lomb Inc                                   14,585      598,897
Baxter International Inc                            72,639    3,863,487
Becton Dickinson & Co                               31,775    1,523,214
Beverly Enterprises+                                25,214      411,303
Biomet Inc                                          29,408      610,216
Boston Scientific Corp+                             51,064    3,600,012
Columbia/HCA Healthcare Corp                       174,761    5,515,882
Guidant Corp                                        19,360    1,700,050
Johnson & Johnson                                  348,690   19,766,364
Mallinckrodt Group Inc                              18,927      688,470
Manor Care Inc                                      16,592      512,278
Medtronic Inc                                       62,480    5,646,630
Tenet Healthcare Corp+                              78,681    2,144,057
United States Surgical                              19,125      629,930
                                                          -------------
                                                             47,715,629
HOUSEHOLD PRODUCTS 2.61%
Alberto-Culver Co Class B                           14,428      421,117
Avon Products Inc                                   34,523    2,211,630
Colgate-Palmolive Co                                77,368    4,854,842
Gillette Co                                        145,741   12,069,177
Kimberly-Clark Corp                                147,044    6,975,400
Procter & Gamble Co                                177,350   23,598,634
                                                          -------------
                                                             50,130,800
INSURANCE 4.44%
Aetna Inc                                           39,527    3,772,358
Allstate Corp                                      115,721    8,454,866
American General Corp                               63,077    3,039,501
American International Group Inc                   184,403   17,403,033
Aon Corp                                            43,472    2,214,355
Chubb Corp                                          45,680    3,054,850
CIGNA Corp                                          19,491    3,574,162
Conseco Inc                                         49,581    2,131,983
General Re Corp                                     21,270    4,123,721
Hartford Financial Services Group                   30,849    2,460,208
Humana Inc+                                         42,637    1,004,634
Jefferson-Pilot Corp                                18,481    1,285,585
Lincoln National Corp                               26,832    1,796,067
Loews Corp                                          29,973    3,055,373
Marsh & McLennan Companies Inc                      43,304    2,955,498
MBIA Inc                                            11,379    1,288,672
Progressive Corp Ohio                               18,644    1,845,756
Providian Financial Corp                            24,506      912,849
SAFECO Corp                                         32,942    1,618,276
St Paul Co                                          21,873    1,604,931
Sunamerica Inc                                      34,083    1,836,222
Torchmark Corp                                      36,508    1,375,895
Transamerica Corp                                   17,267    1,701,879
Travelers Inc                                      167,915   10,662,603

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT      VALUE
--------------------------------------------------------------------------------
UNUM Corp                                           37,598 $  1,550,918
USF & G Corp                                        29,463      646,345
                                                          -------------
                                                             85,370,540
LODGING 0.34%
HFS Inc+                                            41,225    2,295,717
Hilton Hotels Corp                                  65,112    1,998,125
Marriott International                              33,134    2,205,482
                                                          -------------
                                                              6,499,324
MACHINERY 0.97%
Black & Decker Corp                                 24,769      948,962
Case Corp                                           19,343    1,297,190
Caterpillar Inc                                     99,556    5,780,470
Cincinnati Milacron Inc                             10,313      265,560
Cummins Engine Co Inc                               10,100      777,069
Deere & Co                                          66,705    3,735,480
Ingersoll-Rand Co                                   28,397    1,707,370
McDermott International Inc                         14,171      457,015
Pall Corp                                           33,038      782,588
Parker Hannifin Corp                                19,476    1,252,550
Thermo Electron Corp+                               39,179    1,576,955
                                                          -------------
                                                             18,581,209
MANUFACTURING 0.26%
Tyco International Ltd+                             63,994    5,019,529

METAL FABRICATORS 1.05%
Alcan Aluminum Ltd                                  59,261    2,070,431
Allegheny Teledyne Inc                              45,902    1,417,224
Aluminum Co of America                              45,466    3,739,579
Armco Inc+                                          26,955      160,045
Barrick Gold Corp                                   97,357    2,214,872
Battle Mountain Gold Co                             60,079      341,699
Bethlehem Steel Corp+                               29,083      348,996
Crane Co                                            11,799      520,609
Engelhard Corp                                      37,681      786,591
Freeport McMoRan Inc                                52,374    1,466,472
Inland Steel Industries Inc                         12,545      264,229
Nucor Corp                                          22,964    1,301,772
Phelps Dodge Corp                                   16,681    1,341,778
Placer Dome Inc                                     62,616    1,040,991
Reynolds Metals Co                                  19,131    1,352,323
Timken Co                                           16,380      613,226
USX--U.S. Steel Group                               22,494      790,102
Worthington Industries Inc                          24,730      459,051
                                                          -------------
                                                             20,229,990
PHARMACEUTICALS 7.03%
Abbott Laboratories                                202,591   12,142,798
Allergan Inc                                        17,270      559,116
ALZA Corp+                                          22,350      648,150
American Home Products Corp                        168,509   12,132,648
Amgen Inc                                           69,414    3,440,331
Bristol-Myers Squibb Co                            261,682   19,887,832
Lilly (Eli) & Co                                   145,391   15,211,533
Merck & Co Inc                                     315,931   29,006,415
Millipore Corp                                      11,398      564,201
Pfizer Inc                                         338,042   18,719,076
Pharmacia and Upjohn Inc                           132,874    4,526,021
Schering-Plough Corp                               192,284    9,229,632
Warner Lambert Co                                   70,991    9,020,294
                                                          -------------
                                                            135,088,047
PUBLISHING 0.89%
American Greetings Corp Class A                     21,264      738,924
Comcast Corp Class A                                91,606    2,147,016
Donnelley (R R) & Sons Co                           38,808    1,511,087
Dow Jones & Co Inc                                  25,157    1,077,034
Gannett Co Inc                                      37,077    3,612,690
Harland (John H) Co                                  7,872      155,964
Interpublic Group Co Inc                            32,163    1,567,922
Knight-Ridder Inc                                   24,031    1,216,569
McGraw-Hill Inc                                     26,044    1,596,823
Meredith Corp                                       14,020      420,600
Moore Corp Ltd                                      25,491      505,040
New York Times Co Class A                           24,881    1,175,627
Times Mirror Co Class A                             25,283    1,281,532
                                                          -------------
                                                             17,006,828
RETAIL & RELATED 4.35%
AutoZone Inc+                                       39,565    1,117,711
Charming Shoppes Inc+                               26,456      159,561
Circuit City Stores Inc                             25,632      913,140
Costco Co Inc+                                      55,369    1,996,745
Dayton-Hudson Corp                                  56,896    3,243,072
Dillards Inc Class A                                29,716    1,188,640
Eastman Kodak Co                                    86,806    5,674,942
Federated Department Stores Inc+                    54,294    2,280,348
Gap Inc                                             72,123    3,204,966
Home Depot Inc                                     190,637    8,995,684
Jostens Inc                                          9,929      239,537
K Mart Corp+                                       126,719    1,758,226
Limited Inc                                         70,441    1,602,533
Longs Drug Stores Corp                               9,984      252,720
Lowe's Co Inc                                       45,192    1,561,949
May Department Stores Co                            62,075    3,340,411
Mercantile Stores Co Inc                             9,501      593,219
Newell Co                                           41,502    1,634,141
Nordstrom Inc                                       20,707    1,211,360
Penney (J C) Co Inc                                 64,629    3,877,740
Rite Aid Corp                                       32,157    1,609,860
Sears Roebuck & Co                                 102,528    5,818,464
Sherwin Williams Co                                 45,034    1,235,620
Tandy Corp                                          14,887      988,125
TJX Companies Inc                                   40,734    1,120,185
Toys R Us Inc+                                      74,871    2,587,729
Walgreen Co                                        128,636    3,465,132
Walmart Stores Inc                                 593,071   21,054,021
Woolworth (F W) Co+                                 35,094      785,228
                                                          -------------
                                                             83,511,009
SERVICES 0.43%
Block (H R) Inc                                     27,209    1,067,953
CUC International Inc                              106,717    2,507,850
Dun & Bradstreet Corp                               44,697    1,251,516
Public Service Enterprise Group                     61,150    1,517,284
Service Corp International+                         62,554    2,001,728
                                                          -------------
                                                              8,346,331
TELECOMMUNICATIONS 6.82%
Airtouch Communications+                           131,689    4,452,734
Alltel Corp                                         48,852    1,544,945
Ameritech Corp                                     143,775    9,012,895
Andrew Corp                                         23,844      593,107
AT & T Corp                                        425,324   16,587,636
Bell Atlantic Corp                                 203,130   14,701,540
BellSouth Corp                                     259,819   11,432,036
DSC Communications Corp+                            30,680      893,555
Frontier Corp                                       42,904      946,570
GTE Corp                                           250,376   11,157,381
ITT Corp+                                           30,429    1,911,322
Lucent Technologies Inc                            167,495   13,043,673
MCI Communications Corp                            179,481    5,115,209
Northern Telecom Ltd                                68,103    6,750,710
SBC Communication Inc                              238,641   12,976,104
Scientific-Atlanta Inc                              19,816      430,998
Sprint Corp                                        112,622    5,293,234
Tellabs Inc                                         47,254    2,820,473
U.S. West Inc                                      125,516    4,495,042
WorldCom Inc+                                      233,739    6,997,561
                                                          -------------
                                                            131,156,725
TEXTILES 0.01%
Springs Industries Inc Class A                       5,089      239,183

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                  August 31, 1997 (Unaudited)
                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT       VALUE
--------------------------------------------------------------------------------
TOBACCO 1.52%
Fortune Brands Inc                                  44,839 $  1,541,341
Philip Morris Co Inc                               635,928   27,742,359
                                                          -------------
                                                             29,283,700
TRANSPORTATION 0.94%
Burlington Northern Santa Fe                        40,323    3,697,115
Caliber Systems Inc                                  9,949      415,371
CSX Corp                                            57,063    3,263,290
Federal Express Corp                                29,958    1,990,335
Laidlaw Inc Class B                                 85,931    1,256,741
Norfolk Southern Corp                               32,942    3,228,316
Union Pacific Corp                                  64,657    4,198,664
                                                          -------------
                                                             18,049,832
UTILITIES 2.19%
American Electric Power Inc                         49,257    2,151,915
Baltimore Gas & Electric Co                         38,620    1,042,740
Carolina Power & Light Co                           39,509    1,333,429
Central & South West Corp                           55,516    1,148,487
Cinergy Corp                                        41,181    1,361,547
Consolidated Edison Co                              61,399    1,880,344
Dominion Resources Inc                              48,121    1,732,356
DTE Energy Co                                       38,040    1,126,935
Duke Power Co                                       93,985    4,552,399
Edison International                               106,986    2,581,037
Entergy Corp                                        62,101    1,540,881
FPL Group Inc                                       47,671    2,216,702
GPU Inc                                             31,497    1,059,087
Houston Industries Inc                              70,943    1,436,591
Niagara Mohawk Power Corp+                          36,832      329,186
Northern States Power Co                            18,040      868,175
Ohio Edison Co                                      39,938      878,636
Pacificorp                                          77,197    1,601,838
PECO Energy Co                                      58,243    1,386,911
PG & E Corp                                        114,734    2,660,395
PP & L Resources Inc                                43,002      943,356
Southern Co                                        178,070    3,750,599
Texas Utilities Co                                  62,797    2,190,058
Unicom Corp                                         56,559    1,336,206
Union Electric Co                                   26,667      991,679
                                                          -------------
                                                             42,101,489
                                                          -------------
TOTAL COMMON STOCKS (COST $1,206,415,191)                 1,822,859,094

SHORT-TERM INVESTMENTS 9.17%
CASH EQUIVALENTS 2.15%
Dreyfus Cash Management Fund++                 $ 1,035,819    1,035,819
Janus Institutional Money Market Fund++         26,000,000   26,000,000
Merrimac Premium Money Market Fund++            14,370,000   14,370,000
                                                          -------------
                                                             41,405,819
REPURCHASE AGREEMENTS 2.03%
Goldman Sachs Repurchase Agreement++, dated
   8/29/97, due 9/03/97, with a maturity value
   of $39,000,000 and an effective yield of
   5.67%, collateralized by a Federal National
   Mortgage Association obligation with a rate
   of 6.07% with a maturity date of 02/01/31
   and with an aggregate market value of
   $39,780,000.                                 39,000,000   39,000,000

U.S. TREASURY BILLS 4.99%+++
U.S. Treasury Bills, Due 9/04/97 thru 11/28/97  96,643,000   95,950,573
                                                          -------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $176,311,532)                                      176,356,392
                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,382,726,723)*
   (NOTES 1 AND 3) 104.00%                                1,999,215,486
Other Assets and Liabilities, Net (4.00%)                   (76,953,176)
                                                         --------------
TOTAL NET ASSETS 100.00%                                 $1,922,262,310
                                                         ==============


  +  Non-income earning securities.
 ++  Represents collateral received from securities lending transactions.  See
     Note 4.
+++ These U.S. Treasury Bills are held in Segregated Accounts in connection with the Fund's holdings of S&P 500 Futures Contracts. See Note 1.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

       Gross Unrealized Appreciation    $623,462,073
       Gross Unrealized Depreciation      (6,973,310)
                                        ------------
       Net Unrealized Appreciation      $616,488,763
                                        ============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES

August 31, 1997 (Unaudited)

ASSETS:
INVESTMENTS:
   In securities, at market value (see cost below) (Note 1)     $1,999,215,486
   Cash                                                                    952
RECEIVABLES:
   Investments sold                                                          0
   Dividends and interest                                            3,196,201
   Variation margin on futures                                         374,276
                                                                --------------
TOTAL ASSETS                                                     2,002,786,915

LIABILITIES:
PAYABLES:
   Cash overdraft due to custodian (Note 2)                                  0
   Variation margin on futures contracts                                     0
   Investment securities purchased                                           0
   Collateral for securities loaned (Note 4)                        80,405,819
   Due to BGI (Note 2)                                                 118,786
                                                                --------------
TOTAL LIABILITIES                                                   80,524,605
                                                                --------------
TOTAL NET ASSETS                                                $1,922,262,310
                                                                ==============
INVESTMENTS AT COST                                             $1,382,726,723
                                                                ==============

The accompanying notes are an integral part of these financial statements.




MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 1997 (Unaudited)


INVESTMENT INCOME
   Dividends                                                       $ 14,112,327
   Interest*                                                          3,533,223
                                                                   ------------
TOTAL INVESTMENT INCOME                                              17,645,550

EXPENSES (NOTE 2)
   Advisory fees                                                        424,610
                                                                   ------------
TOTAL EXPENSES                                                          424,610
LESS:
   Waived fees by BGI (Note 2)                                                0
                            -                                      ------------
NET EXPENSES                                                            424,610
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                         17,220,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sale of investments                    4,788,786
   Net realized gain (loss) on sale of futures contracts             18,163,342
   Net change in unrealized appreciation (depreciation)
   of investments                                                   191,818,867
   Net change in unrealized appreciation (depreciation)
   of futures contracts                                              (3,272,475)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                      211,498,520
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $228,719,460
                                                                   ============

* Interest income includes security lending income of:                  $19,868


The accompanying notes are an integral part of these financial statements.


MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                     For the               For the
                                                                                Six Months Ended         Year Ended
                                                                                 August 31, 1997      February 28, 1997
                                                                                ----------------      -----------------
                                                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                                         $   17,220,940       $   26,709,655
   Net realized gain (loss) on sale of investments                                    4,788,786           10,656,049
   Net realized gain on sale of futures contracts                                    18,163,342           12,210,399
   Net change in unrealized appreciation (depreciation) of investments              191,818,867          229,538,430
   Net change in unrealized appreciation (depreciation) of futures contracts         (3,272,475)             160,200
                                                                                 --------------       --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  228,719,460          279,274,733
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL
     INTEREST TRANSACTIONS                                                          209,206,404          274,728,651
                                                                                 --------------       --------------
INCREASE (DECREASE) IN NET ASSETS                                                   437,925,864          554,003,384
NET ASSETS:
   Beginning net assets                                                          $1,484,336,446       $  930,333,062
                                                                                 --------------       --------------
   ENDING NET ASSETS                                                             $1,922,262,310       $1,484,336,446
                                                                                 ==============       ==============


The accompanying notes are an integral part of these financial statements.
                                                                                                                           13




MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
August 31, 1997 (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios.

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

     FUTURES CONTRACTS

     The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures

--------------------------------------------------------------------------------

   contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1997, the S&P 500 Index Master Portfolio had open futures contracts outstanding:

   S&P 500 Index Master Portfolio

                                                 Expiration         Notional       Net Unrealized
   Number of Contracts              Type               Date   Contract Value         Depreciation

   207                     S&P 500 Index         December 1997     $94,474,800          $(2,458,075)

     The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $346,725.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1997 by the Master Portfolio is collateralized by U.S. Government Securities.


2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the MasterWorks Funds.

     Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

     ORGANIZATION EXPENSES

     Stephens, the co-administrator, sponsor and placement agent for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.


3.     INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the S&P 500 Index Master Portfolio for the six months ended August 31, 1997 is as follows:

   Aggregate Purchases                S&P 500 Index
   and Sales of:                    Master Portfolio

   U.S. GOVERNMENT
     OBLIGATIONS:
     Purchases at cost                $          0
     Sales proceeds                              0

   OTHER SECURITIES:
     Purchases at cost                 260,359,891
     Sales proceeds                     20,268,015

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
August 31, 1997 (Unaudited)

4.     PORTFOLIO SECURITIES LOANED

     As of August 31, 1997, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                        Securities      Collateral

   S&P 500 Index Master Portfolio      $77,673,939     $80,405,819

5.     FINANCIAL HIGHLIGHTS

     The portfolio turnover rates, excluding short-term securities, for the S&P 500 Index Master Portfolio is as follows:

                                                                                                           For the
                                                   For the                                             Period from
                                                 Six Months          For the         For the          May 26, 1994
                                                      Ended       Year Ended      Year Ended         (commencement
                                            August 31, 1997     February 28,    February 29,     of operations) to
                                                (Unaudited)             1997            1996     February 28, 1995

   S&P 500 Index Master Portfolio                        1%               4%              2%                    5%

     The average commission rates paid by the S&P 500 Index Master Portfolio is as follows:

                                                  For the
                                         Six Months Ended                For the
                                          August 31, 1997             Year Ended
                                              (Unaudited)      February 28, 1997

   S&P 500 Index Master Portfolio                 $0.0370                $0.0625

                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                                     AUDITOR
                              KPMG Peat Marwick LLP
              3 Embarcadero Center, San Francisco, California 94111

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                             [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030.

                         To learn more about our funds,
                          discuss an existing account,
                           or conduct a transaction,
                              CALL 1-800-368-3863.
                              --------------------

                                  If you are a
                            Financial Professional,
                              CALL 1-800-368-1683



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                              www.strong-funds.com




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                                  STRONG FUNDS
                   P.O. Box 2936 o Milwaukee, Wisconsin 53201
                    Strong Funds Distributors, Inc. 6026H97               97SIND